Risk/Return Detail Data - FidelityShortDurationHighIncomeFund-RetailPRO	Jun. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelityShortDurationHighIncomeFund-RetailPRO | Fidelity Short Duration High Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Short Duration High Income Fund /Fidelity® Short Duration High Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Short Duration High Income Fund seeks a high level of current income. The fund may also seek capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30 % of the average value of its portfolio.
Portfolio Turnover, Rate	30.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Normally investing primarily in securities rated BB or B by Standard & Poor's (S&P), Ba or B by Moody's Investors Service (Moody's), comparably rated by at least one nationally recognized credit rating agency, or, if unrated, considered by Fidelity Management & Research Company (FMR) to be of comparable quality. Potentially investing in non-income producing securities, including defaulted securities and common stocks. Investing in companies in troubled or uncertain financial condition. Normally maintaining a duration of three years or less. Investing in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	1.93%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	7.13%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(8.50%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityShortDurationHighIncomeFund-RetailPRO | Fidelity Short Duration High Income Fund | Fidelity Short Duration High Income Fund
Risk/Return:
Management fee	0.65%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[2]
Total annual operating expenses	0.71%
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883
2014	0.13%
2015	(3.26%)
2016	10.62%
2017	4.95%
2018	(1.27%)
2019	9.30%
2020	3.96%
2021	3.32%
2022	(6.06%)
2023	10.26%
FidelityShortDurationHighIncomeFund-RetailPRO | Fidelity Short Duration High Income Fund | Return Before Taxes | Fidelity Short Duration High Income Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	10.26%
Past 5 years	3.99%
Past 10 years	3.05%
FidelityShortDurationHighIncomeFund-RetailPRO | Fidelity Short Duration High Income Fund | After Taxes on Distributions | Fidelity Short Duration High Income Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	7.56%
Past 5 years	2.19%
Past 10 years	1.24%
FidelityShortDurationHighIncomeFund-RetailPRO | Fidelity Short Duration High Income Fund | After Taxes on Distributions and Sales | Fidelity Short Duration High Income Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	6.00%
Past 5 years	2.28%
Past 10 years	1.51%
FidelityShortDurationHighIncomeFund-RetailPRO | Fidelity Short Duration High Income Fund | ML221
Risk/Return:
Label	ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index
Past 1 year	11.56%
Past 5 years	4.92%
Past 10 years	4.10%
FidelityShortDurationHighIncomeFund-RetailPRO | Fidelity Short Duration High Income Fund | F1879
Risk/Return:
Label	Fidelity Short Duration High Income Fund Composite Index℠
Past 1 year	11.89%
Past 5 years	5.21%
Past 10 years	4.18%

[1]	B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
[2]	A Adjusted to reflect current fees.